Stockholders' Equity (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity
Dividends to stockholders									$ 200	$ 175	$ 165
Cash dividends per share paid on common stock (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.60	$ 0.60	$ 0.60
Other comprehensive income (loss), pretax
Net derivative gains arising during the year, pretax									(44)	(31)	11
Reclassification adjustment, pretax									25	(5)	10
Net change in derivative gains (losses), pretax									(19)	(36)	21
Decrease in unrealized gains/losses, pretax											(17)
Reclassification adjustment, pretax											(2)
Net change in unrealized investment losses, pretax											(19)
Net foreign exchange translation adjustments, pretax									(46)	(92)	198
Net post-retirement benefit obligation, pretax									(593)	(76)	(583)
Total other comprehensive loss, pretax									(658)	(204)	(383)
Less: other comprehensive income attributable to noncontrolling interest, pretax									1	(2)	4
Other comprehensive loss attributable to Aon stockholders, pretax									(659)	(202)	(387)
Other comprehensive income (loss), income tax benefit (expense)
Net derivative gains arising during the year, income tax benefit (expense)									15	10	(4)
Reclassification adjustment, income tax benefit (expense)									(9)	2	(4)
Net change in derivative gains, income tax benefit (expense)									6	12	(8)
Decrease in unrealized gains/losses, income tax benefit (expense)											6
Reclassification adjustment, income tax benefit (expense)											1
Net change in unrealized investment losses, income tax benefit (expense)											7
Net foreign exchange translation adjustments, income tax benefit (expense)									3	(43)	5
Net post-retirement benefit obligation, income tax benefit (expense)									197	35	170
Total other comprehensive loss, income tax benefit (expense)									206	4	174
Other comprehensive loss attributable to Aon stockholders, income tax benefit (expense)									206	4	174
Other comprehensive income (loss), net of tax
Net derivative gains arising during the year, net of tax									(29)	(21)	7
Reclassification adjustment, net of tax									16	(3)	6
Net change in derivative gains, net of tax									(13)	(24)	13
Decrease in unrealized gains/losses, net of tax											(11)
Reclassification adjustment, net of tax											(1)
Net change in unrealized investment losses, net of tax											(12)
Net foreign currency translation adjustments									(43)	(135)	203
Net post-retirement benefit obligation									(396)	(41)	(413)
Total other comprehensive loss, net of tax									(452)	(200)	(209)
Less: Other comprehensive income (loss) attributable to noncontrolling interests, net of tax									1	(2)	4
Other comprehensive loss attributable to Aon stockholders, net of tax									$ (453)	$ (198)	$ (213)